Ordinary Shares	12 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
Ordinary Shares

13. Ordinary Shares

As of June 30, 2024, the Company had 1,000 Ordinary Shares, with par value of US$1 each. On January 3, 2024, the Company filed the Amended and Restated Articles with the Registrar of Corporate Affairs to increase its authorized shares from 50,000 ordinary shares, par value of $1 per share, to 500,000,000 ordinary shares, par value of $0.0001 per share, consisting of (i) 400,000,000 Class A Ordinary Shares, par value of $0.0001, and (ii) 100,000,000 Class B Ordinary Shares, par value of $0.0001. In respect of matters requiring a shareholders’ vote, holders shall be entitled to one vote per share on all matters subject to the vote at general meetings of our company, while holders of Class B Ordinary Shares shall be entitled to 20 votes per share. Simultaneously, the Company effectuated a forward split of all issued and outstanding ordinary shares at a ratio of 1-for-10,000, and converted all existing issued and outstanding ordinary shares into Class A Ordinary Shares of the Company at a ratio of 1-for-1. As a result, as of the date hereof, there were 10,000,000 issued and outstanding Class A Ordinary Shares (100,000 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) of the Company.

On January 10, 2025, the Group issued 1,250,000 Class A Ordinary Shares (12,500 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) at $4.00 per share for a total of $5,000,000 gross proceeds in its Initial Public Offering (“IPO"). Net proceeds from the IPO was $1,695,539, net of expenses primarily including legal fees and audit fees.

On January 24, 2025, the Board of Directors approved the issuance of 300,000 shares of Class B Ordinary Shares (3,000 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) to Ms. Jianping Niu and 280,000 Class B Ordinary Shares (2,800 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) to Mr. Huabei Zhu, totaling 580,000 shares (5,800 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) with a par value of US$ 0.0001 per share.

In July 2025, the Company delivered 1,248,611 registered Class A shares (12,486 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) as pre-delivery shares to a counterparty.

On October 18, 2025 and February 9, 2026, the Company issued 1,000,000 and 100,000 Class A Ordinary Shares (10,000 and 1,000 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026), respectively, to external advisors under its equity incentive arrangements.

From July 1, 2025 to March 15, 2026, the Company issued 14,641,488 Class A Ordinary Shares (146,415 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) upon conversion of outstanding convertible notes. On March 16, 2026, following the 1-for-25 reverse stock split, the Company issued 14,358 additional Class A Ordinary Shares (3,589 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026) as share consolidation adjustment shares.

On March 31, 2026, a counterparty confirmed its subscription commitment, and the 1,248,611 pre-delivery shares (12,486 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) were formally subscribed and registered under the counterparty’s name.

From March 17, 2026 to June 30, 2026, the Company issued 1,219,219 Class A Ordinary Shares (304,805 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026) upon conversion of outstanding convertible notes and 448,535 Class A Ordinary Shares (112,134 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026) upon warrant exercises. During June 2026, the Company also delivered 400,000 Class A Ordinary Shares (100,000 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026) as pre-delivery shares in multiple tranches, of which 200,000 shares (50,000 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026) became outstanding as of June 30, 2026.

As of June 30, 2026, the Company had 3,211,716 Class A Ordinary Shares (802,929 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026) and 23,200 Class B Ordinary Shares (5,800 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026) issued, and 3,011,716 Class A Ordinary Shares (752,929 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026) and 23,200 Class B Ordinary Shares (5,800 shares retrospectively adjusted for effect of reverse stock splits on October 30, 2026) outstanding. The share number excludes 200,000 Class A Ordinary Shares issued as pre-delivery shares (50,000 shares after giving retrospective effect to the reverse stock splits on October 30, 2026), which remain subject to contractual restrictions and carry no voting or dispositive rights prior to final settlement.

Reverse stock split

On February 15, 2026, the Company's Board of Directors approved a 1-for-25 reverse stock split of its Class A and Class B Ordinary Shares, effective March 16, 2026. Accordingly, the par value per share increased from US$0.0001 to US$0.0025, and the authorized share capital was proportionally reduced from 500,000,000 shares (400,000,000 Class A and 100,000,000 Class B Ordinary Shares) to 20,000,000 shares (16,000,000 Class A and 4,000,000 Class B Ordinary Shares).

On May 20, 2026, the Board approved an increase in authorized share capital to 150,000,000 shares (100,000,000 Class A and 50,000,000 Class B Ordinary Shares). Subsequently, two successive 1-for-2 reverse stock splits were approved on October 10 and October 28, 2026, both effective October 30, 2026. Following these consolidations, the par value per share increased to US$0.01, and the authorized share capital was reduced to 37,500,000 shares (25,000,000 Class A and 12,500,000 Class B Ordinary Shares).

The two reverse stock splits approved in October 2026 became effective on October 30, 2026, resulting in a cumulative 1-for-4 reverse stock split.